Cover	Jul. 07, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends and restates Item 5.03 of the Current Report on Form 8-K filed by Tecnoglass Inc. on July 7, 2026 (the “Original Form 8-K”). Except as set forth below, this Amendment No. 1 does not amend, modify, or update any disclosures contained in the Original Form 8-K. Except as set forth below, nothing contained in this Amendment No. 1 updates any disclosure contained in the Original Form 8-K to reflect any events occurring after the filing of the Original Form 8-K. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Form 8-K and with the Company’s other filings with the SEC.
Document Period End Date	Jul. 07, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-35436
Entity Registrant Name	TECNOGLASS HOLDINGS INC.
Entity Central Index Key	0001534675
Entity Tax Identification Number	98-1271120
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3550 NW 49th Street
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33142
City Area Code	(57)(5)
Local Phone Number	3734000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	TGLS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Tecnoglass Inc.